Employee benefits - Pension and other post-employment benefits (Tables)	12 Months Ended
Oct. 31, 2021
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Analysis of Financial Position Related to Pension and Other Post-Employment Benefit Plans
The following table presents the financial position related to all of our material pension and other post-employment benefit plans worldwide, including executive retirement arrangements.

	As at

	October 31, 2021		October 31, 2020

(Millions of Canadian dollars)	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Canada
Fair value of plan assets	$16,698	$–	$15,044	$–
Present value of defined benefit obligation	14,403	1,703	15,408	1,863
Net surplus (deficit)	$2,295	$(1,703)	$(364)	$(1,863)
International
Fair value of plan assets	$1,005	$–	$980	$–
Present value of defined benefit obligation	912	77	943	90
Net surplus (deficit)	$93	$(77)	$37	$(90)
Total
Fair value of plan assets	$17,703	$–	$16,024	$–
Present value of defined benefit obligation	15,315	1,780	16,351	1,953
Total net surplus (deficit)	$2,388	$(1,780)	$(327)	$(1,953)
Effect of asset ceiling	(6)	–	(1)	–
Total net surplus (deficit), net of effect of asset ceiling	$2,382	$(1,780)	$(328)	$(1,953)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	$2,640	$–	$143	$–
Employee benefit liabilities	(258)	(1,780)	(471)	(1,953)
Total net surplus (deficit), net of effect of asset ceiling	$2,382	$(1,780)	$(328)	$(1,953)

Analysis of Movement in Financial Position Related to Pension and Other Post-Employment Benefit Plans
The following table presents an analysis of the movement in the financial position related to all of our material pension and other post-employment benefit plans worldwide, including executive retirement arrangements.

	As at or for the year ended

	October 31, 2021		October 31, 2020

(Millions of Canadian dollars)	Defined benefit pension plans (1)	Other post- employment benefit plans	Defined benefit pension plans (1)	Other post- employment benefit plans
Fair value of plan assets at beginning of period	$16,024	$–	$14,785	$1
Interest income	432	–	447	–
Remeasurements
Return on plan assets (excluding interest income)	1,614	–	793	–
Change in foreign currency exchange rate	(21)	–	17	–
Contributions – Employer	221	75	798	63
Contributions – Plan participant	46	19	48	19
Payments	(594)	(94)	(623)	(83)
Payments – amount paid in respect of settlements	(2)	–	(223)	–
Business combinations/Disposals	(4)
Other	(13)	–	(18)	–
Fair value of plan assets at end of period	$17,703	$–	$16,024	$–
Benefit obligation at beginning of period	$16,351	$1,953	$15,517	$1,820
Current service costs	359	46	367	46
Past service costs	–	(1)	–	(12)
Gains and losses on settlements	2	–	(5)	–
Interest expense	439	57	462	59
Remeasurements
Actuarial losses (gains) from demographic assumptions	–	(6)	–	(5)
Actuarial losses (gains) from financial assumptions	(1,253)	(184)	791	68
Actuarial losses (gains) from experience adjustments	(5)	(2)	2	38
Change in foreign currency exchange rate	(24)	(7)	15	3
Contributions – Plan participant	46	19	48	19
Payments	(594)	(94)	(623)	(83)
Payments – amount paid in respect of settlements	(2)	–	(223)	–
Business combinations/Disposals	(4)	(1)	–	–
Benefit obligation at end of period	$15,315	$1,780	$16,351	$1,953
Unfunded obligation	$26	$1,633	$30	$1,792
Wholly or partly funded obligation	15,289	147	16,321	161
Total benefit obligation	$15,315	$1,780	$16,351	$1,953

(1)	For pension plans with funding deficits, the benefit obligations and fair value of plan assets as at October 31, 2021 were $413 million and $155 million, respectively (October 31, 2020 – $15,054 million and $14,583 million, respectively).

Summary of Composition of Pension and Other Post-Employment Benefit Expense
The following table presents the composition of our pension and other post-employment benefit expense related to our material pension and other post-employment benefit plans worldwide.

	For the year ended
	Pension plans		Other post-employment benefit plans

(Millions of Canadian dollars)	October 31 2021	October 31 2020	October 31 2021	October 31 2020
Current service costs	$359	$367	$46	$46
Past service costs	–	–	(1)	(12)
Gains and losses on settlements	2	(5)	–	–
Net interest expense (income)	7	15	57	59
Remeasurements of other long-term benefits	–	–	(12)	13
Administrative expense	13	18	–	–
Defined benefit pension expense	$381	$395	$90	$106
Defined contribution pension expense	235	226	–	–
	$616	$621	$90	$106

Summary of Composition of Remeasurements Recorded in OCI related to pension and other post employment benefit plans
Pension and other post-employment benefit remeasurements
The following table presents the composition of our remeasurements recorded in OCI related to our material pension and other post-employment benefit plans worldwide.

	For the year ended
	Defined benefit pension plans		Other post-employment benefit plans

(Millions of Canadian dollars)	October 31 2021	October 31 2020	October 31 2021	October 31 2020
Actuarial (gains) losses:
Changes in demographic assumptions	$–	$–	$(6)	$(14)
Changes in financial assumptions	(1,253)	791	(177)	62
Experience adjustments	(5)	2	3	40
Return on plan assets (excluding interest based on discount rate)	(1,614)	(793)	–	–
Change in asset ceiling (excluding interest income)	5	–	–	–
	$(2,867)	$–	$(180)	$88

Asset Allocation of Defined Benefit Pension Plans
Asset allocation of defined benefit pension plans
(1)
, (2)

	As at
	October 31, 2021			October 31, 2020

(Millions of Canadian dollars, except percentages)	Fair value	Percentage of total plan assets	Quoted in active market (3)	Fair value	Percentage of total plan assets	Quoted in active market (3)
Equity securities
Domestic	$1,879	11%	100%	$1,493	9%	100%
Foreign	4,202	24	100	3,859	24	100
Debt securities
Domestic government bonds (4)	3,766	21	–	3,259	20	–
Foreign government bonds	71	–	–	81	1	–
Corporate and other bonds	3,844	22	–	3,701	23	–
Alternative investments and other	3,941	22	12	3,631	23	13
	$17,703	100%	37%	$16,024	100%	36%

(1)	The asset allocation is based on the underlying investments held directly and indirectly through the funds as this is how we manage our investment policy and strategies.
(2)	Represents the total plan assets held in our Canadian and International pension plans.
(3)	If our assessment of whether or not an asset was quoted in an active market was based on direct investments, 41% of our total plan assets would be classified as quoted in an active market (October 31, 2020 – 38%).
(4)	Amounts are net of securities sold under repurchase agreements.

Maturity Profile of Defined Benefit Pension Plan Obligation
The following table presents the maturity profile of our defined benefit pension plan obligation.

(Millions of Canadian dollars, except participants and years)	As at October 31, 2021
	Canada	International	Total
Number of plan participants	67,580	5,321	72,901
Actual benefit payments 2021	$564	$32	$596
Benefits expected to be paid 2022	659	34	693
Benefits expected to be paid 2023	679	34	713
Benefits expected to be paid 2024	700	35	735
Benefits expected to be paid 2025	720	35	755
Benefits expected to be paid 2026	738	35	773
Benefits expected to be paid 2027-2031	3,914	182	4,096
Weighted average duration of defined benefit payments	15.0 years	20.8 years	15.3 years

Pension and Other Post-Employment Benefits -Weighted Average Assumptions to Determine Benefit Obligation
Weighted average assumptions to determine benefit obligation

	As at
	Defined benefit pension plans		Other post-employment benefit plans

	October 31 2021	October 31 2020	October 31 2021	October 31 2020
Discount rate	3.3%	2.7%	3.6%	3.0%
Rate of increase in future compensation	3.0%	3.3%	n.a.	n.a.
Healthcare cost trend rates (1)
– Medical	n.a.	n.a.	3.4%	3.5%
– Dental	n.a.	n.a.	3.1%	3.1%

(1)	For our other post-employment benefit plans, the assumed trend rates used to measure the expected benefit costs of the defined benefit obligations are also the ultimate trend rates.
n.a.	not applicable

Mortality Assumptions to Determine Defined Benefit Pension Plan Obligation	The following table summarizes the mortality assumptions used for material plans.

	As at
	October 31, 2021				October 31, 2020
	Life expectancy at 65 for a member currently at				Life expectancy at 65 for a member currently at
	Age 65		Age 45		Age 65		Age 45

(In years)	Male	Female	Male	Female	Male	Female	Male	Female
Country
Canada	23.8	24.2	24.8	25.1	23.8	24.1	24.7	25.1
United Kingdom	23.6	25.4	25.3	27.2	23.5	25.3	25.2	27.1

Sensitivity Analysis of Key Assumptions	The following table presents the sensitivity analysis of key assumptions for 2021.

	Increase (decrease) in obligation

(Millions of Canadian dollars)	Defined benefit pension plans	Other post- employment benefit plans
Discount rate
Impact of 100 bps increase in discount rate	$(2,113)	$(223)
Impact of 100 bps decrease in discount rate	2,625	282
Rate of increase in future compensation
Impact of 50 bps increase in rate of increase in future compensation	56	–
Impact of 50 bps decrease in rate of increase in future compensation	(62)	–
Mortality rate
Impact of an increase in longevity by one additional year	444	31
Healthcare cost trend rate
Impact of 100 bps increase in healthcare cost trend rate	n.a.	64
Impact of 100 bps decrease in healthcare cost trend rate	n.a.	(54)

n.a.	not applicable